Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 15,191	$ 13,080	$ 8,701	$ 18,111	$ 30,193	$ 22,877	$ 1,488
Other comprehensive income (loss), net of tax	(268)	(103)	(136)	(77)	65	(120)	80
Comprehensive income (loss)	$ 14,923	$ 12,977	$ 8,565	$ 18,034	$ 30,258	$ 22,757	$ 1,568